Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Earnings per share [Abstract]
Potential issuance of shares on settlement of Green Exchangeable Notes (in shares)	3,347,305	3,347,305
Potential issuance of subsribed shares (in shares)	1,167,185
Loss attributable to Atlantica	$ (12,042)	$ (19,172)
Average number of ordinary shares outstanding - basic (in shares)	112,741,000	110,386,000
Average number of ordinary shares outstanding - diluted (in shares)	116,894,000	113,733,000
Earnings per share for the period - basic (in dollars per share)	$ (0.11)	$ (0.17)
Earnings per share for the period - diluted (in dollars per share)	$ (0.10)	$ (0.17)